Restructuring Initiatives (Liability Balance for $400M Cost Savings Initiative) (Details) - $400M Cost Savings Initiative [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Opening Balance	$ 38.0	$ 27.5	$ 20.7
2015 charges	0.5	75.3	47.2
Adjustments	(5.1)	(7.4)	(1.5)
Cash payments	(26.4)	(51.7)	(45.3)
Non-cash write-offs	0.8	(3.5)	6.2
Foreign exchange	(1.6)	(2.2)	0.2
Ending Balance	6.2	38.0	27.5
Employee Related Costs [Member]
Opening Balance	37.1	25.9	19.0
2015 charges	0.6	64.2	45.5
Adjustments	(5.0)	(6.3)	(0.2)
Cash payments	(25.8)	(44.8)	(40.5)
Non-cash write-offs	0.4	0.2	2.0
Foreign exchange	(1.5)	(2.1)	0.1
Ending Balance	5.8	37.1	25.9
Inventory/ Asset Write-Offs [Member]
Opening Balance	0.0	0.0	0.0
2015 charges	0.0	0.0	0.1
Adjustments	0.0	0.0	(0.8)
Cash payments	0.0	0.0	0.0
Non-cash write-offs	0.0	0.0	0.7
Foreign exchange	0.0	0.0	0.0
Ending Balance	0.0	0.0	0.0
Currency Translation Adjustment Write Offs [Member]
Opening Balance	0.0	0.0	0.0
2015 charges	(0.4)	3.7	(3.5)
Adjustments	0.0	0.0	0.0
Cash payments	0.0	0.0	0.0
Non-cash write-offs	0.4	(3.7)	3.5
Foreign exchange	0.0	0.0	0.0
Ending Balance	0.0	0.0	0.0
Contract Terminations/ Other [Member]
Opening Balance	0.9	1.6	1.7
2015 charges	0.3	7.4	5.1
Adjustments	(0.1)	(1.1)	(0.5)
Cash payments	(0.6)	(6.9)	(4.8)
Non-cash write-offs	0.0	0.0	0.0
Foreign exchange	(0.1)	(0.1)	0.1
Ending Balance	$ 0.4	$ 0.9	$ 1.6